Document and Entity Information	6 Months Ended
	Aug. 31, 2011	Oct. 14, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Aug 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	SANZ
Entity Registrant Name	SANTOS RESOURCE CORP.
Entity Central Index Key	0001435387
Current Fiscal Year End Date	--02-29
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,076,500

Interim Balance Sheets (USD $)	Aug. 31, 2011	Feb. 28, 2011
Current Assets
Cash	$ 473	$ 1,909
Amounts receivable	2,638	2,278
Total Assets	3,111	4,187
Current Liabilities
Accounts payables and accrued liabilities	38,293	40,330
Shareholder loan - Note 3(b)	68,521	30,804
Total Current Liabilities	106,814	71,134
Stockholders' Equity (Deficiency)
Common stock - 75,000,000 shares authorized, $0.001 par value - 32,076,500 shares issued	32,077	32,077
Additional paid in capital	149,871	149,871
Deficit accumulated during the exploration stage	(285,651)	(248,895)
Total Stockholders' Equity (Deficiency)	(103,703)	(66,947)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 3,111	$ 4,187

Interim Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Feb. 28, 2011
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	32,076,500	32,076,500

Interim Statements of Operations (USD $)	3 Months Ended		6 Months Ended		64 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Expenses
General and administrative	$ 28	$ 253	$ 74	$ 430	$ 1,073
Foreign exchange loss (gain)		(440)	615	(440)	3,111
Mineral property costs			29,740		99,429
Professional fees	1,482	(216)	6,327	2,581	182,038
Total expenses	1,510	(403)	36,756	2,571	285,651
Net loss and comprehensive loss	$ (1,510)	$ 403	$ (36,756)	$ (2,571)	$ (285,651)
Net loss per share Basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted average number of shares outstanding - basic and diluted	32,076,500	32,076,500	32,076,500	32,076,500

Interim Statements of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage	Capital Stock issued for subscriptions receivable and Services	Capital Stock issued for subscriptions receivable and Services Common Stock	Capital Stock issued for subscriptions receivable and Services Additional Paid-in Capital	Mineral Property Option Agreement dated June 25, 2007	Mineral Property Option Agreement dated June 25, 2007 Common Stock	Mineral Property Option Agreement dated June 25, 2007 Additional Paid-in Capital	Cash Private Placement	Cash Private Placement Common Stock	Cash Private Placement Additional Paid-in Capital
Beginning Balance at Feb. 28, 2007
Private Placement Fees	$ (4,568)		$ (4,568)
Net loss	(55,368)		15,520	(70,888)
Capital stock issued (in shares)						31,040,000						961,500
Capital stock issued					15,520	31,040	(15,520)				144,226	962	143,264
Mineral Property Option - Starfire Minerals at $0.15 per (in shares)									75,000
Mineral Property Option - Starfire Minerals at $0.15 per								11,250	75	11,175
Ending Balance at Feb. 29, 2008	111,060	32,077	149,871	(70,888)
Ending Balance (in shares) at Feb. 29, 2008		32,076,500
Net loss	(92,777)			(92,777)
Ending Balance at Feb. 28, 2009	18,283	32,077	149,871	(163,665)
Ending Balance (in shares) at Feb. 28, 2009		32,076,500
Net loss	(54,305)			(54,305)
Ending Balance at Feb. 28, 2010	(36,022)	32,077	149,871	(217,970)
Ending Balance (in shares) at Feb. 28, 2010		32,076,500
Net loss	(30,925)			(30,925)
Ending Balance at Feb. 28, 2011	(66,947)	32,077	149,871	(248,895)
Ending Balance (in shares) at Feb. 28, 2011		32,076,500
Net loss	(36,756)			(36,756)
Ending Balance at Aug. 31, 2011	$ (103,703)	$ 32,077	$ 149,871	$ (285,651)
Ending Balance (in shares) at Aug. 31, 2011		32,076,500

Interim Statements of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	12 Months Ended
Feb. 29, 2008
Cash | Private Placement
Capital Stock Issued, Per Share	$ 0.15
Capital stock issued, issuance date	Feb 1, 2008
Capital Stock issued for subscriptions receivable and Services
Capital stock issued, issuance date	Jun 19, 2007
Capital Stock issued for subscriptions receivable
Capital Stock Issued, Per Share	$ 0.0005
Capital Stock issued for Services
Capital Stock Issued, Per Share	$ 0.0005
Mineral Property Option Agreement dated June 25, 2007
Capital Stock Issued, Per Share	$ 0.15
Capital stock issued, issuance date	Jun 25, 2007

Interim Statements of Cash Flows (USD $)	6 Months Ended		64 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Cash flows used in Operating Activities
Net loss for the period	$ (36,756)	$ (2,571)	$ (285,651)
Adjustments to net loss for non-cash activities
Unrealized foreign exchange loss (gain)	615	(440)	3,111
Change in amounts receivable	(360)	(443)	(2,638)
Change in accounts payable and accrued liabilities	(2,957)	(11,612)	36,679
Net cash used in operating activities	(39,458)	(15,066)	(221,729)
Cash flows from financing activities
Common stock issued			159,746
Private placement fees			(4,568)
Advances from shareholders	37,716	19,989	67,515
Net cash flows from financing activities	37,716	19,989	222,693
Foreign exchange effect on cash	306	(851)	(491)
Cash increase (decrease) during the period	(1,436)	4,072	473
Cash beginning of the period	1,909	307
Cash end of the period	473	4,379	473
Interest Paid in the period
Income Taxes Paid in the period
Mineral Property Option Agreement dated June 25, 2007
Adjustments to net loss for non-cash activities
Shares issued			11,250
Capital Stock issued for Services
Adjustments to net loss for non-cash activities
Shares issued			$ 15,520

Nature of Operations and Continuance of Business	6 Months Ended
Aug. 31, 2011
Nature of Operations and Continuance of Business
1.           Nature of Operations and Continuance of Business

Santos Resource Corp. (the "Company") was incorporated in the state of Nevada on May 24, 2006.  The Company is an Exploration Stage Company.  The Company's principal business is the acquisition and exploration of mineral properties.  The Company has not presently determined whether its properties contain mineral reserves that are economically recoverable.

The accompanying financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated revenues since inception and has never paid dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, confirmation of the Company's interests in the underlying properties, and the attainment of profitable operations. As at August 31, 2011, the Company has not generated any revenues and has an accumulated loss of  $285,651 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended
Aug. 31, 2011
Summary of Significant Accounting Policies
2.           Summary of Significant Accounting Policies

Basis of Presentation

These interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Item 310(b) of Regulation S-B.  In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.  Operating results for the periods ended August 31, 2011 and 2010 are not necessarily indicative of the results that may be expected for any interim period or the entire year. These interim financial statements should be read in conjunction with the audited financial statements for the year ended February 28, 2011.

Related Party Transactions	6 Months Ended
Aug. 31, 2011
Related Party Transactions
3.           Related Party Transactions

a)
On June 25, 2007, the Company issued 75,000 shares of common stock at  $0.15 per share to Starfire Minerals Inc. (“Starfire”) as part of its contract to Option to Purchase Property in Quebec.  Richard Pierce, President of Santos Resource Corp. is a director on the board of each company.

b)
A shareholder loaned the Company  $68,521 during the period April 2007 to August 31, 2011. The loan is non interest bearing and unsecured and is payable upon request from the shareholder; accordingly fair value cannot be reliably determined.

c)	A shareholder of the Company contributed services to the Company. The amounts are not recorded as it is not material.

Mineral Properties	6 Months Ended
Aug. 31, 2011
Mineral Properties
4.	Mineral Properties

Under the property option agreement entered into on June 25, 2007 (amended May 29, 2008, April 23, 2009, April 26, 2010, and December 15, 2010), the Company acquired a 75% interest in 18 mineral property claims in Northern Quebec known as the Lordeau Property, from Starfire (subject to the NSR Royalty) by paying Starfire cash of  $10,582 (Cdn $10,000), issuing 75,000 common shares, and incurring expenditures of  $48,304 (Cdn $50,000).

Santos will pay Starfire a 3% net smelter return royalty ("NSR Royalty").  Santos may purchase in the aggregate up to two-thirds (i.e., 2% NSR Royalty) of the NSR Royalty on the basis of one hundred thousand dollars for each one-tenth percent of the NSR Royalty (i.e.,  $100,000 per 0.1% NSR Royalty) acquired on the first one-half of the NSR Royalty (i.e., the first 1% NSR Royalty), and one hundred fifty ( $150,000) dollars for each one-tenth percent of the NSR Royalty (i.e.,  $150,000 per 0.1% NSR Royalty) thereafter for the remaining NSR Royalty (i.e., the remaining 1% NSR Royalty).  To exercise its option to purchase the NSR Royalty or any portion thereof, Santos must provide the Owner with at least 30 days advance written notice of its intention to do so, and must close upon each purchase within 60 days of each notice.

Financial Instruments	6 Months Ended
Aug. 31, 2011
Financial Instruments
5.           Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued liabilities, and shareholder loan, unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency, or credit risks arising from these financial instruments. The fair values of these financial instruments approximate their carrying value, unless otherwise noted.

Currency risk is the risk to the Company's earnings that arises from fluctuations of foreign exchange rates and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk.

At August 31, 2011 the Company had the following financial assets and liabilities in Canadian dollars:

	USD equivalent	CDN Dollars
Cash on deposit	$430	$421

Shareholder loan	$68,521	$67,109

Accounts payable and accrued liabilities	$28,793	$28,200

At August 31, 2011 US dollar amounts were converted at a rate of  $0.9794 Canadian dollars to  $1.00 US dollar.

Subsequent Event	6 Months Ended
Aug. 31, 2011
Subsequent Event	6. Subsequent Event The Company has evaluated subsequent events and has determined that there are no subsequent events to report.